STOCK OPTION PLANS (Tables)	12 Months Ended
Mar. 31, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

Transactions under the plans for the years indicated were as follows:

	Fiscal Year 2013		Fiscal Year 2012
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding at beginning of year	2,999,000	$1.53	3,057,000	$1.51

Options Granted	985,000	$0.12	—	—

Options Exercised	—	—	—	—

Options Expired/Forfeited	(45,000)	$1.59	(58,000)	$0.10

Outstanding at end of year	3,939,000	$0.86	2,999,000	$1.53

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]

The following table summarizes information about stock options outstanding at March 31, 2013:

Range	Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Exercise Price
$ 0.01 – 1.00	1,890,000	8.3	$0.11	905,000	$0.09
1.01 – 2.00	99,000	4.8	$1.08	99,000	$1.08
2.01 – 3.00	1,950,000	3.2	$2.22	1,450,000	$2.21

$ 0.01 – 3.00	3,939,000	5.5	$1.18	2,454,000	$1.38